American Century Variable Portfolios, Inc.

Statement of Additional Information Supplement

VP Balanced Fund ¡ VP Capital Appreciation Fund
VP Global Growth Fund ¡ VP Growth Fund
VP Income & Growth Fund ¡ VP International Fund ¡ VP Large Company Value Fund
VP Mid Cap Value Fund ¡ VP Value Fund ¡ VP Ultra® Fund ¡ VP VistaSM Fund

Supplement dated December 22, 2008 ¡ Statement of Additional Information dated May 1, 2008

The following entries for Keith Lee and Michael Li are added to the Accounts Managed table on pages 63 and 64 of the statement of additional information. The entry for Tom Telford is deleted from the chart.

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Keith Lee(1)	Number of Accounts	3	0	0
	Assets	$6,685,631,611(2)	N/A	N/A
Michael Li(1)	Number of Accounts	3	0	0
	Assets	$6,685,631,611(2)	N/A	N/A

1	Information provided as of December 17, 2008.

2	Includes $259,700,510 in VP Ultra.

The following replaces the Ownership of Securities section on page 55 of the SAI.

Ownership of Securities

As of December 31, 2007, the funds’ most recent year end, none of the portfolio managers beneficially owned shares of the fund they manage. As of February 15, 2008, none of the following portfolio managers owned shares of the fund they manage: Greg Walsh (VP Capital Appreciation), Brent Puff (VP Global Growth) and Rajesh Gandhi (VP International). As of December 19, 2008, none of the following portfolio managers owned shares of the fund they manage: Keith Lee (VP Ultra) and Michael Li (VP Ultra). These portfolio managers serve on investment teams that oversee a number of funds in the same broad investment category and are not expected to invest in each such fund.

American Century Investment Services, Inc., Distributor
©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-63941    0812